KPMG LLP

Suite 700

20 Pacifica

Irvine, CA 92618-3391

Independent Accountants’ Report on Applying Agreed-Upon Procedures

Bridgecrest Acceptance Corporation (the “Company”)
Deutsche Bank Securities Inc.
Citigroup Global Markets Inc.
Wells Fargo Securities, LLC
(together, the “Specified Parties”)

Re: DT Auto Owner Trust 2022-2 – Data File Procedures

We have performed the procedures described below on the specified attributes in an electronic data file entitled “1. Statistical - 2022-2 $454M - 03-31-2022 v3.xlsx” provided by the Company on April 15, 2022, containing information on 22,685 automobile retail installment sale contracts (“Auto Loans”) as of March 31, 2022 (the “Data File”), which we were informed are intended to be included as collateral in the offering by DT Auto Owner Trust 2022-2. The Company is responsible for the specified attributes identified by the Company in the Data File.

The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate to meet their intended purpose of assisting specified parties in evaluating the accuracy of the specified attributes in the Data File. This report may not be suitable for any other purpose. No other parties have agreed to or acknowledged the appropriateness of these procedures for the intended purpose or any other purpose.

The procedures performed may not address all the items of interest to a specified party of this report and may not meet the needs of all specified parties of this report and, as such, specified parties are responsible for determining whether the procedures performed are appropriate for their purposes. We make no representation regarding the appropriateness of the procedures either for the intended purpose or for any other purpose.

Unless otherwise stated, the following definitions have been adopted in presenting our procedures and findings:

•	The term “compared” means compared to the information shown and found it to be in agreement, unless otherwise stated. Such compared information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “recomputed” means recalculated and compared the result to the information shown and found it to be in agreement, unless otherwise stated. Such recomputed information was deemed to be in agreement if differences were within the reporting threshold.

•	The term “reporting threshold” means that dollar amounts, percentages, and numbers of months were within $1.00, 0.01%, and 0.01 months, respectively.

•	The term “Instructions” means the instructions provided by the Company pertaining to a procedure, attribute, or methodology, as described in the table below.

•	The term “Title Document” means a scanned image of one of the title documents listed in Exhibit A, which the Company informed us are acceptable forms of Title Document.

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with
KPMG International Limited, a private English company limited by guarantee.

•	The term “Acceptable Company Names” means the acceptable company names listed in Exhibit A, which the Company informed us are acceptable names for the Company that can appear in the Title Documents as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	The term “Insurance Document” means a scanned image of one of the insurance documents listed in Exhibit A, which the Company informed us are acceptable forms of Insurance Document.

•	The term “Vision” means the Company’s loan servicing module within the Company’s Integrated Operation System.

•	The term “Global Search System” means the Company’s internal document management/storage system.

•	The term “Loan File” means the following documents: Installment Sale Contract, Title Document, Credit Application, and Insurance Document, which was represented by the Company to be a copy of the original Loan File contained in Global Search System or screens from Vision. We make no representation regarding the validity or accuracy of these documents or the execution of these documents by the borrower.

•	The term “Provided Information” means the Instructions, Acceptable Company Names, and Loan File.

The procedures we were instructed by the Company to perform and the associated findings are as follows:

a.	We randomly selected a sample of 150 Auto Loans from the Data File (the “Selected Auto Loans”). A listing of the Selected Auto Loans is attached hereto as Exhibit B. For purposes of this procedure, the Company did not inform us of the basis they used to determine the number of Auto Loans we were instructed to randomly select from the Data File.

b.	For each Selected Auto Loans, we compared or recomputed the specified attributes listed below to or using the corresponding information included in the Loan File, utilizing the Instructions, as applicable. The Specified Parties indicated that the absence of any of the information in the Loan File or the inability to agree the indicated information from the Data File to the Loan File for each of the attributes identified, utilizing the Instructions, as applicable constituted an exception. The Loan File information is listed in the order of priority.

Attribute	Loan File / Instructions
Borrower Name	Installment Sale Contract, “Account Info” screen, “Customer Information” screen, “Buyer Information” screen from Vision
Original Amount Financed	Installment Sale Contract
Original Term	Recompute using the First Payment Date and Original Maturity Date appearing in the Installment Sale Contract.
Scheduled Monthly Payment

For Selected Auto Loans with monthly payment frequency, compare to the information shown in the Installment Sale Contract, Installment Sale Contract or the “Reg. Payment” in the “Account Summary” screen from Vision.

For Selected Auto Loans with a payment frequency other than monthly as shown in the Installment Sale Contract, recompute using (i) the payment amount stated in the “Payment Schedule” section of the

Attribute	Loan File / Instructions
Installment Sale Contract or in the “Account Summary” screen from Vision and (ii) the payment frequency stated in the Installment Sale Contract or in the “Account Summary” screen from Vision.
Annual Percentage Rate (“APR”)	Installment Sale Contract, “Account Summary” screen from Vision
New vs. Used	Installment Sale Contract
Origination Date	Installment Sale Contract
First Payment Date	Installment Sale Contract
Original Maturity Date	Installment Sale Contract
Borrower’s State	Installment Sale Contract, “Customer Information” screen from Vision

c.	For each Selected Auto Loan, we observed the presence of the following in the Loan File

•	Signed Credit Application. We make no representation regarding the authenticity of the signature(s).

•	Title Document. We were instructed by the Company to observe that one of the Acceptable Company Names appeared on the Title Document as the Lien Holder, Owner, Security Interest Holder, or Secured Party.

•	Proof of Insurance Policy. The Company informed us that an Insurance Document listing an insurance company name was acceptable proof of insurance.

•	Truth-in-Lending Disclosure Statement (within the Installment Sale Contract).

We found such information to be in agreement, except as listed in Exhibit C.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants which involves us performing the specific procedures agreed to and acknowledged above and reporting on findings based on performing those procedures. We were not engaged to, and did not, conduct an examination or review, the objective of which would be the expression of an opinion or conclusion, respectively, on the specified attributes in the Data File. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported.

We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

The procedures performed were applied based on the information included in the Data File and Provided Information, without verification or evaluation of such information by us; therefore, we express no opinion or any other form of assurance regarding (i) the reasonableness of the information provided to us by the Company, (ii) the physical existence of the Auto Loans, (iii) the reliability or accuracy of the Provided Information which was used in our procedures, or (iv) matters of legal interpretation.

The procedures performed were not intended to address, nor did they address: (i) the conformity of the origination of the Auto Loans to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) the value of collateral securing any such Auto Loans being securitized, (iii) the compliance of the originator of the Auto Loans with federal, state, and local laws and regulations, or (iv) any other factor or characteristic of the Auto Loans that would be material to the likelihood that the issuer of the asset-backed security will pay interest and principal in accordance with applicable terms and conditions. The procedures performed were not intended to satisfy any criteria for due diligence published by the nationally recognized statistical rating organizations (“NRSROs”).

The terms of our engagement are such that we have no responsibility to update this report because of events and circumstances that may subsequently occur.

This report is intended solely for the information and use of the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors or the NRSROs, who are not identified in the report as the Specified Parties but may have access to this report as required by law or regulation.

/s/ KPMG LLP

Irvine, California
April 27, 2022

Exhibit A Title Documents

Application for Certificate of Title	Application(s) for Certificate of Title to a Motor Vehicle
Application for Certificate of Title and Registration	Certificate of Title
Application for Certificate of Title for a Vehicle	Certificate of Title of a Vehicle
Application for Certificate of Title with/without Registration	Certificate of Title of a Vehicle
Application for Dealer Assignment	Form MV-1 Motor Vehicle Title Application
Application for Noting of Lien, Duplicate title, or Multipurpose Use	Lien and Title Information Report
Application for Title	Lien Entry Form
Application for Title and/or Registration	Notice of Security Interest Filing
Application for Title or Registration	Rebuilder or Lessor's Report of Sale or Lease
Application for Vehicle Title and Registration	Title and Registration Application
Application for Vehicle Transaction	Title Application

Acceptable Company Names

Bridgecrest Accep Corp	DriveTime
Bridgecrest Acceptan	DriveTime Acceptance Corporation
Bridgecrest Acceptan	DriveTime Car Sales
Bridgecrest Acceptance	DriveTime Car Sales Co, LLC
Bridgecrest Acceptance Corp	DriveTime Car Sales Company LLC
Bridgecrest Acceptance Corporation	DriveTime Car Sales Company, LLC
Bridgecrest Accpt Corp	DriveTime Car Sales LLC
Bridgecrest Accptacne Corp	DT Acceptance Corp
Bridgecrst Acceptance Corp	DT Acceptance Corporation
Brudgecrest Acceptance Corp

Exhibit A (continued)

Acceptable Forms of Insurance Documents

Auto Insurance Binder	Insurance Binder Form
Auto Insurance Card	Insurance Card
Auto Insurance Confirmation	Insurance Endorsement
Auto Insurance Coverage Summary	Insurance ID card
Auto Insurance Identification Card	Insurance Identification Card
Auto Insurance Policy Amended Declarations	Insurance Summary
Auto Insurance Policy Declarations	Insurance Vehicle Identification Card
Auto Liability Identification Card	Letter of Coverage
Auto Policy Binder	Letter of Experience
Automobile Application	Personal Auto Declaration
Automobile Insurance Binder	Personal Auto Policy Declarations
Automobile Insurance Card	Personal Car Policy Declarations
Automobile Insurance Identification Card	Proof of Insurance
Binder for State Farm Automobile Insurance	Renewal Declarations Page
Binder of Insurance	Screenshot from the Company’s Insurance Verification System
Certificate of Insurance	Security Verification Form
Confirmation of Insurance	Temporary Insurance Identification Card
Evidence of Insurance	Temporary Proof of Auto Insurance Card
Evidence of Liability Insurance	Temporary Proof of Insurance Card(s)
Financial Responsibility Identification Card	Verification of Coverage
Form Liability Insurance Card	Verification of Insurance Form
Insurance Application

Exhibit B

The Selected Auto Loans

Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number	Selected Auto Loan Number	Auto Loan Number
1	2022-02-001	51	2022-02-051	101	2022-02-101
2	2022-02-002	52	2022-02-052	102	2022-02-102
3	2022-02-003	53	2022-02-053	103	2022-02-103
4	2022-02-004	54	2022-02-054	104	2022-02-104
5	2022-02-005	55	2022-02-055	105	2022-02-105
6	2022-02-006	56	2022-02-056	106	2022-02-106
7	2022-02-007	57	2022-02-057	107	2022-02-107
8	2022-02-008	58	2022-02-058	108	2022-02-108
9	2022-02-009	59	2022-02-059	109	2022-02-109
10	2022-02-010	60	2022-02-060	110	2022-02-110
11	2022-02-011	61	2022-02-061	111	2022-02-111
12	2022-02-012	62	2022-02-062	112	2022-02-112
13	2022-02-013	63	2022-02-063	113	2022-02-113
14	2022-02-014	64	2022-02-064	114	2022-02-114
15	2022-02-015	65	2022-02-065	115	2022-02-115
16	2022-02-016	66	2022-02-066	116	2022-02-116
17	2022-02-017	67	2022-02-067	117	2022-02-117
18	2022-02-018	68	2022-02-068	118	2022-02-118
19	2022-02-019	69	2022-02-069	119	2022-02-119
20	2022-02-020	70	2022-02-070	120	2022-02-120
21	2022-02-021	71	2022-02-071	121	2022-02-121
22	2022-02-022	72	2022-02-072	122	2022-02-122
23	2022-02-023	73	2022-02-073	123	2022-02-123
24	2022-02-024	74	2022-02-074	124	2022-02-124
25	2022-02-025	75	2022-02-075	125	2022-02-125
26	2022-02-026	76	2022-02-076	126	2022-02-126
27	2022-02-027	77	2022-02-077	127	2022-02-127
28	2022-02-028	78	2022-02-078	128	2022-02-128
29	2022-02-029	79	2022-02-079	129	2022-02-129
30	2022-02-030	80	2022-02-080	130	2022-02-130
31	2022-02-031	81	2022-02-081	131	2022-02-131
32	2022-02-032	82	2022-02-082	132	2022-02-132
33	2022-02-033	83	2022-02-083	133	2022-02-133
34	2022-02-034	84	2022-02-084	134	2022-02-134
35	2022-02-035	85	2022-02-085	135	2022-02-135
36	2022-02-036	86	2022-02-086	136	2022-02-136
37	2022-02-037	87	2022-02-087	137	2022-02-137
38	2022-02-038	88	2022-02-088	138	2022-02-138
39	2022-02-039	89	2022-02-089	139	2022-02-139
40	2022-02-040	90	2022-02-090	140	2022-02-140
41	2022-02-041	91	2022-02-091	141	2022-02-141
42	2022-02-042	92	2022-02-092	142	2022-02-142
43	2022-02-043	93	2022-02-093	143	2022-02-143
44	2022-02-044	94	2022-02-094	144	2022-02-144
45	2022-02-045	95	2022-02-095	145	2022-02-145
46	2022-02-046	96	2022-02-096	146	2022-02-146
47	2022-02-047	97	2022-02-097	147	2022-02-147
48	2022-02-048	98	2022-02-098	148	2022-02-148
49	2022-02-049	99	2022-02-099	149	2022-02-149
50	2022-02-050	100	2022-02-100	150	2022-02-150

Note: The Company has assigned a unique Auto Loan Number to each Auto Loan in the Data File. The Auto Loan Numbers referred to in this Exhibit are not the actual Auto Loan Numbers.

Exhibit C

Exception List

Selected Auto Loan Number	Auto Loan Number	Attribute	Per Data File	Per Loan File
26	2022-02-026	Borrower Name	(Redacted)	(Redacted)[1]
48	2022-02-048	Borrower Name	(Redacted)	(Redacted)[1]
55	2022-02-055	Presence of Proof of Insurance Policy	N/A	Not Available

1 Borrower’s last name was different between the Data File and Loan File